Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income:
Service revenue	$ 130	$ 70	$ 79
Service revenue - related parties	593	662	586
Rental income	20	0	0
Rental income - related parties	101	15	15
Product sales	36	0	0
Product sales - related parties	1	0	0
Other income	9	6	5
Other income - related parties	71	40	28
Total revenues and other income	961	793	713
Costs and expenses:
Cost of revenues (excludes items below)	225	228	200
Purchased product costs	20	0	0
Rental cost of sales	5	1	1
Purchases - related parties	166	153	151
Depreciation and amortization	116	75	70
General and administrative expenses	118	81	69
Other taxes	13	10	9
Total costs and expenses	663	548	500
Income from operations	298	245	213
Interest expense, net	35	4	0
Other financial costs	13	1	1
Income before income taxes	250	240	212
Provision for income taxes	1	1	1
Net income	249	239	211
Less: Net income attributable to noncontrolling interests	1	57	68
Net income attributable to Predecessor	92	61	65
Net income attributable to MPLX LP	156	121	78
Less: General partner’s interest in net income attributable to MPLX LP	57	6	2
Limited partners’ interest in net income attributable to MPLX LP	$ 99	$ 115	$ 76
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic	99	76	75
Weighted Average Limited Partnership Units Outstanding, Diluted	100	76	75
MPC [Member]
Revenues and other income:
Service revenue - related parties	$ 593	$ 662	$ 586
Rental income - related parties	101	15	15
Product sales - related parties	1	0	0
Other income - related parties	68	39	27
Limited Partners Common Units [Member]
Costs and expenses:
Net income attributable to MPLX LP	$ 97	$ 58	$ 39
Per Unit Data (See Note 7)
Basic (in USD per unit)	$ 1.23	$ 1.55	$ 1.05
Diluted (in USD per unit)	$ 1.22	$ 1.55	$ 1.05
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic	79	37	37
Weighted Average Limited Partnership Units Outstanding, Diluted	80	37	37
Distributions declared per limited partner common unit	$ 1.8200	$ 1.4100	$ 1.1675
Limited Partners Subordinated Units [Member] | MPC [Member]
Costs and expenses:
Net income attributable to MPLX LP	$ 2	$ 55	$ 37
Per Unit Data (See Note 7)
Basic (in USD per unit)	$ 0.11	$ 1.50	$ 1.01
Diluted (in USD per unit)	0.11	1.50	1.01
Basic and Diluted (in USD per unit)	$ 0.11	$ 1.50	$ 1.01
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic	18	37	37
Weighted Average Limited Partnership Units Outstanding, Diluted	18	37	37
Basic and Diluted Units (in units)	18	37	37